MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.27

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	xx	63650	xx	Nevada	xx	Purchase	Non-QM/Compliant	4	1	Compliance	Compliance	VYBQ140EHYK-O5S9HFJ8	Resolved	4	R	* Federal Higher Price Mortgage Loan (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged      5.518%            Allowed      5.120%       Over by        +0.398%

																		This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	03/20/2024	03/20/2024	03/20/2024	03/20/2024